Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	SCHRODER SERIES TRUST
Central Index Key	0000908802
Amendment Flag	false
Document Creation Date	Jun. 24, 2013
Document Effective Date	Jun. 25, 2013
Prospectus Date	Jun. 25, 2013
Schroder Emerging Markets Multi-Cap Equity Fund | Advisor Shares
Risk/Return:
Trading Symbol	SMEVX
Schroder Emerging Markets Multi-Cap Equity Fund | Investor Shares
Risk/Return:
Trading Symbol	SMENX
Schroder Emerging Markets Multi-Sector Bond Fund | Advisor Shares
Risk/Return:
Trading Symbol	SMSVX
Schroder Emerging Markets Multi-Sector Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	SMSNX